SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________________________________

Form N-1A

Securities Act Registration NO. 2-61740

Investment Company Act Registration NO. 811-2815

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment NO. 28 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940 [X]

Amendment No. 27 [X]

COPLEY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

245 Sunrise Avenue, Palm Beach, FL 33480

(Address of Registrant's Principal Executive Offices (Zip Code)

Registrant's Telephone Number, including Area Code (561) 665-8050

Irving Levine, President

245 Sunrise Avenue, Palm Beach, FL 33480

(Name and Address of Agent for Service)

Copy to:

Thomas C. Henry, Esquire

Roberts & Henry

P. O. Box 1138

St. Michaels, MD 21663

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment become effective.


It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)

/ / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1).

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

COPLEY FUND, INC.

Investment Strategy

Accumulation of Dividend Income

JUNE 29, 2001

LIKE ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS

A CRIMINAL OFFENSE.

CONTENTS

THE FUND

---------------

Information about the Goals and Strategies

Fund you should know

before investing Principal Risks

Performance

Fees and Expenses

Financial Highlights

Management

Distributions and Taxes

Further Information

YOUR ACCOUNT

----------------------

Information about Buying Shares

account transactions

and services Selling Shares

Account Policies

Questions

FOR MORE INFORMATION

----------------------

Where to learn more Back Cover

about the Fund

COPLEY FUND, INC.

GOALS AND STRATEGIES

GOALS

-------

The Fund's investment goals are the generation and accumulation of dividend income and long-term capital appreciation.

PRINCIPAL STRATEGIES

-----------

The Fund uses its corporate structure to create dividend income to the Fund by utilizing the Fund's 70% deduction from federal income taxes for dividends received. The remaining 30% of the Fund's income, while taxable, is used primarily to pay for expenses of running the Fund. Thus, unless the Federal accumulated earnings tax is imposed on the Fund, the federal income taxes that would otherwise be payable by the Fund are greatly reduced (see Main Risks).

The Fund's policy of maximizing dividend income together with its structure enable the Fund's assets to be managed so as to avoid the necessity of making annual taxable distributions to shareholders. Dividends and capital gains are not distributed, but rather are accumulated within the Fund and are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder's account.

Upon redemption the shareholder will incur a loss or realize a gain or income which may be subject to income taxation depending upon per share value at the time of redemption.

** The following paragraph will be in bold print (not all caps) in a box in the left hand margin when printed.

THE FUND IS TAXED AS A CORPORATION, AND DIVIDENDS AND CAPITAL GAINS ARE

NOT DISTRIBUTED BUT RATHER ACCUMULATED WITHIN THE FUND AND ARE ADDED TO

THE VALUE OF EACH SHARE ON A DAILY BASIS.

PRINCIPAL INVESTMENTS The Fund invests substantially all of

its assets in the equity securities (stocks) of (1) companies with strong balance sheets and with histories of dividend increases and (2) companies whose earnings growth potential enhances prospects for future increases in dividend rates. The Manager expects that more than 80% of the Fund's assets will be invested in such equity securities. These common stocks and preferred stocks entitle the holder to participate in a company's general operating results. Because of their history of paying dividends the Fund may, at times, invest a substantial portion of its assets in public utility companies. See "Main Risks".

In buying, selling and holding portfolio securities the manager's primary consideration is strong balance sheets and the payment of dividends.

TEMPORARY INVESTMENTS The Manager may take a temporary defensive position when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist.

Under these circumstances the Fund may be unable to pursue its investment goals because it may not invest in equity securities. At such times, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in money market securities, short-term U.S. government obligations and short term debt securities.

OPERATING BUSINESS In an effort to enhance its performance and to preserve and promote its investment goal in the context of adverse tax law changes more fully discussed under "Main Risks" the Fund has engaged, on a limited basis, in the luggage and related products business. In order to maintain the Fund's status as a diversified investment company the value of the operating business is limited to 24% or less of the Fund's total assets and the gross profit therefrom is limited to 10% or less of the Fund's total annual gross income.

PRINCIPAL RISKS

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The stocks in which the Fund principally invest are subject to those risks. THE STOCKS

IN WHICH THE FUND PRINCIPALLY INVEST ARE SUBJECT TO THOSE RISKS.

** The following paragraph will be in the left hand

margin box when printed.

** Because the securities the Fund holds fluctuate, it means you could lose money over short or even extended periods.

UTILITIES INDUSTRY While the Fund does not invest more than 25% of its assets in any one industry it may, at times, have a substantial portion of its assets invested in public utility companies. At such times the Fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements; when interest rates rise,

the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-

regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets inabsorbing utility debt and equity securities;

difficulties in obtaining fuel for electric generation at reasonable prices;

risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

OPERATING BUSINESS The Manager believes that the conduct of the operating business eliminates or, at the least, minimizes the risk that the Fund will be subject to federal accumulated earnings tax. In the event the Manager's position is found wrong by the IRS or changes are made to existing tax laws and regulations the Fund could be held liable for accumulated earnings tax by the IRS. In this event the Fund's net asset value would be reduced by any such liability and each shareholder would incur a proportionate decrease in the value of their account.

FOREIGN SECURITIES The Fund does not invest in foreign securities

** The following paragraph will be in left hand margin box.

** Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit

Insurance Corporation, the Federal Reserve Board, or any other agency of the

U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

PERFORMANCE

The bar chart and table shown below provide an indication of risks of investing in the Copley Fund, Inc. by showing changes in the Fund's performance from year to year over a 10 year period and by showing how the

Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

TABLE

Copley Fund, Inc.

ANNUAL TOTAL RETURNS*

Year Percent

1991 17.14%

1992 17.47%

1993 10.17%

1994 (7.68%)

1995 26.08%

1996 4.83%

1997 25.07%

1998 13.69%

1999 (6.86%)

2000 22.50%

During the 10 year period shown in the bar chart the highest return for a quarter was 11.5% (quarter ending December 31, 1997) and the lowest return for a quarter was (9.4%) (quarter ending March 31, 1999).

TABLE

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2000

Past 1 Past 5 Past 10

Year Years Years

Copley Fund, Inc. 22.50% 10.46% 15.25%

S&P 500** (10.14%) 21.40% 29.00%

* All Fund performance assumes reinvestment of dividends and capital gains.

The above comparisons do not reflect net amounts after taxes to shareholders. Copley Fund, Inc. files its tax returns as a

regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

** Sources: Standard & Poor's Micropal. The S&P 500 Index is an

unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot

invest directly in an index, nor is an index representative

of the Fund's portfolio.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay

if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) *

as a percentage of offering price None

Load imposed on purchases None

Maximum Deferred Sales Charge (load) None

Exchange fee None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees .64%

Distribution and Service (12b-1) fees None

Other Expenses .40%

Total annual Fund operating expenses ** 1.04%

* This .64% reflects the waiver by the Advisor of $60,000 in advisory fees that otherwise would have been payable. Without such waiver the fee would have been .72%. The Advisor is not contractually obligated to make such waiver in the future.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative costs would be:

1 year 3 Years 5 Years 10 Years

Assuming you sold your

shares at the end of

the period $ 109 $ 339 $ 589 $ 1,304

Assuming you stayed in

the Fund 109 339 589 1,304

NOTE: This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown above.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's financial performance for the past five years. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February). This information has been audited by Roy G. Hale, CPA.

Feb 28 Feb 29 Feb 28 Feb 28 Feb 28

2001 2000 1999 1998 1997

NET SHARE DATA:

Net Asset Value, beginning

of year 31.68 34.22 32.48 26.59 24.65

Investment & operating income 0.97 1.06 1.01 0.90 0.96

Net realized & unrealized

gain (loss) on investments 7.29 (3.60) 0.73 4.99 0.98

Total from investment

operations 8.26 (2.54) 1.74 5.89 1.94

Dividends from investment

operations 0.000 0.000 0.000 0.000 0.000

Distributions from net

realized gains 0.000 0.000 0.000 0.000 0.000

Total distributions 0.000 0.000 0.000 0.000 0.000

NAV end of period 39.94 31.68 34.22 32.48 26.59

Total return 28.07% (7.42)% 5.36% 22.15% 7.87%

RATIOS/SUPPLEMENTAL DATA:

Net Assets 83,573,496 71,722,608 87,091,669 82,712,929 74,297,725

Ratio to average net assets:

Investment expenses 1.04% 1.06% 0.97% 0.95% 1.00%

Net investment &

operating income 2.68% 3.01% 2.98% 3.00% 3.51%

Portfolio turnover 26.28% 6.77% 2.49% 43.01% 9.15%

* These figures reflect a $60,000 annual voluntary advisory fee waiver by the Advisor. Without such waiver the percentages would be higher.

The Advisor is not contractually obligated to make such waiver in the future.

MANAGEMENT

Copley Financial Services, Inc. (Manager) P.O. Box 3287, Fall River,

Massachusetts, 02722 is the Fund's investment manager. Mr. Irving Levine is responsible for the Fund's management. He is president of the Manager and has managed the Fund since its inception in 1978. For its services the Manager received a fee of .6% of average net assets during the last fiscal year. This figure reflects a $60,000 voluntary fee waiver. Without such waiver the fee would have been .72% of average net assets. The Advisor is not contractually obligated to make such waiver in the future.

The Fund and its Manager have adopted Codes of Ethics under Rule 17j-1 of the

Investment Company Act of 1940. These codes of ethics do permit, under limited circumstances, personnel subject to the codes to invest in securities,

including securities that may be purchased or held by the Fund.

DISTRIBUTIONS AND TAXES

-------------------------

The Fund does not normally make income or capital gains distributions. It is taxed as a regular corporation under the Internal Revenue Code.

Accordingly, the Fund retains all net investment income and realized capital gains, if any, to increase the Fund's net assets. Consequently,

shareholders are not individually liable for income taxes associated with the operations of the Fund except upon sale of shares or the receipt of distributions.

The Fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 35% depending upon its taxable income. However, a 5%

additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000.

Subject to specific limitations, the Fund is entitled to a deduction in computing its Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the Fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance, that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The Fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains to the extent that management anticipates that a liability may exist.

The Fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the Fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the

Fund to utilize certain of the tax management techniques and strategies described in the Prospectus. The Fund intends to evaluate continuously the operations of the Fund under the current federal tax laws as well as various alternatives available.

ACCUMULATED EARNINGS TAX Since the Fund accumulates rather than distributes its income, the Fund may be subject to the imposition of the

Federal accumulated earnings tax (the "AET"). The AET is imposed on a corporation's accumulated taxable income (the "ATT") for each taxable year at the rate of 39.6%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and the accumulated earnings credit is available only if the Fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund. The value of business assets and their earnings are included in the net assets of the Fund. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes that under existing law the

Fund's operation of its active trade or business prevent the Fund from being classified as a "mere holding or investment company" for purpose of the

AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the

Fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has upheld the Manager's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses,

redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue

Service.

The Internal Revenue Service has selected for examination the income tax return filed for the fiscal year ending February 28, 1999. This routine examination commenced in May 2001; the results of this examination are not known as this Prospectus is published.

FURTHER INFORMATION

---------------------

More detailed information about the Fund and its policies can be found in the

Fund's Statement of Additional Information (SAI)which is available without charge by calling the Fund at 1-877-881-2751.

YOUR ACCOUNT

----------------

ACCOUNT APPLICATION AND BUYING SHARES

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application

(see next page).

BUYING SHARES

Through your investment representative:

Opening an account - contact your investment representative

Adding to an account - contact your investment representative

By Mail:

Opening an account - Make your check payable to the Copley Fund, Inc.

Mail the check and your signed application to the

Fund c/o American Data Services, Inc., PO Box 5536,

Hauppauge, NY 11788-0132

Adding to an account - Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account

statement. If you do not have a slip, include a

note with your name, the Fund name, and your

account number.

Mail the check and deposit slip or note to the Fund

c/o American Data Services, Inc., PO Box 5536,

Hauppauge, NY 11788-0132

By Wire:

1-877-881-2751

Opening an account - Call to receive instructions.

Adding to an account - Call to receive a wire control number and wire instructions.

RETIREMENT PLANS

The Fund does not directly sponsor any retirement plans. However,

shareholders may fund their own self-directed IRA or Keogh plans with Copley

Fund shares. Alternatively, Fleet Investment Services makes available such plans for Fund shareholders. You may request information about the plans by calling the Fund's Manager at (508) 674-8459. Fleet charges fees both to maintain such plans and to purchase or sell Fund shares.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING.

Requests to sell $1,000 or less can be made over the phone or with a simple letter. However, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

You are selling more than $1,000 worth of shares

You want your proceeds paid to someone who is not a registered owner

You want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

You have changed the address on your account by phone within the last

15 days.

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the

Fund against potential claims based on the instructions received.

A SIGNATURE GUARANTEE HELPS PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN

OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND SECURITIES DEALERS. A

NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within three business days after we receive your request. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES

To sell some or all of your shares

Through your investment representative - Contact your investment representative

By Mail - Send written instructions and endorsed share certificates (if you have share certificates) to the Fund c/o American Data

Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132,

partnership or trust accounts may need to send additional

information.

Specify the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary

signatures and additional documents, as well as signature

guarantees if required.

A check will be mailed to the name(s) and address on the account.

SYSTEMATIC WITHDRAWAL PROGRAM

Each Shareholder owning shares with an aggregate value of $10,000 or more shall have the right to redeem a portion of his shares in equal dollar amounts on a monthly basis. Such right may be exercised by delivery of a written election to so redeem to the Transfer Agent, accompanied by a surrender of all share certificates then outstanding in the name of such

Shareholder, properly endorsed by him. This plan may, and probably will,

involve the use of principal and, depending on the amount withdrawn, the investor's principal may eventually be depleted. No additional charge to the Shareholder is made for this service. A sufficient number of shares will be liquidated at intervals (i.e., monthly or quarterly) at the then current net asset value attributable to such shares of the date of liquidation to meet withdrawals specified. Systematic withdrawals are processed on the twenty-fifth day of the month.

For tax purposes, withdrawal payments may not be considered as income, and investors are urged to consult their own tax advisors regarding the tax treatment of withdrawals.

An investor may terminate the plan at any time by delivering written notice to the Transfer Agent. If all shares held by the investor are liquidated at any time, the plan will terminate automatically. The Fund or its investment advisor may terminate the plan at any time after reasonable notice to the investor.

Investors making the requisite $10,000 investment in shares who wish to elect redemption under the Systematic Withdrawal Program should complete the

Systematic Withdrawal Application at the end of this Prospectus and forward it to Copley Fund, Inc., c/o American Data Services, Inc., PO Box 5536,

Hauppauge, NY 11788-0132.

ACCOUNT POLICIES

CALCULATING SHARE PRICE

The Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. New

York time). NAV is calculated by dividing net assets by the number of shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Part of the assets of the operating division consist of inventory and is valued at its fair value as determined by the Board of

Directors.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request. NAV is generally calculated as of the close of trading in the New York Stock Exchange (4:00 p.m. Eastern Time).

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $ 500 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum INITIAL investment amount of $1,000. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENT AND REPORTS

You will receive confirmations and account statements that show your account transactions. You will also receive the Fund's financial reports every six months.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the Fund.

JOINT ACCOUNTS

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with right of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserve certain rights per Securities and Exchange Commission regulations, including:

The Fund may refuse any order to buy shares.

At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

You may only buy shares of the Fund where it is eligible for sale in your state or jurisdiction.

In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by Federal securities laws and regulations.

For redemptions over a certain amount or in the case of an emergency the Fund reserves the right to make payments in securities or other assets of the Fund. In such event Shareholders may incur brokerage costs and are subject to securities risks and tax consequences.

use reasonable procedures

neither the Fund nor the agents will be liable for any losses or expenses realized.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at c/o American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-

0132. You can also call us at 1-877-881-2751. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

INVESTMENT APPLICATION

COPLEY FUND, INC.

c/o American Data Services, Inc.

P.O. Box 5536

Hauppauge, NY 11788-0132

Please type or print

Make check payable to Copley Fund, Inc.

Amount of Investment $___________ Account number________________

($1,000 minimum) FOR FUND USE ONLY

INDIVIDUAL AND JOINT ACCOUNTS Joint Accounts must complete both lines

1 and 2

1. INDIVIDUAL________________________________________________________

First Name Middle Initial Last Name Individual's

Social Security

Number

2. JOINT OWNER - Joint accounts may be registered as

"AND" (for which both signatures are

required for every transaction), or

as "OR" (for which either signature

will be acceptable).

(Check one) ___"AND" ___"OR" _______________________________________

First Middle Last

Name Initial Name

Joint ownership will be "JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP" and not "TENANTS IN COMMON" unless otherwise specified.

CORPORATIONS, ORGANIZATIONS, TRUSTS, AND PERSONS ACTING AS FIDUCIARIES

_______________________________________________________________________

Legal Name Tax Identification Number

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

GIFTS TO MINORS (CUSTODIAL ACCOUNTS)

There may be only one custodian and one minor for each account.

____________________________ Custodian for__________________________

First Middle Last First Middle Last

Name Initial Name Name Initial Name

under the ________________ Uniform Gifts to Minors Act.________________

Donor's State Minor's Social

of Residence Security Number

MAILING ADDRESS TELEPHONE NUMBERS

__________________________ Home: ( )____________

Street address Office: ( )____________

__________________________

City, State and Zip Code

SYSTEMATIC WITHDRAWAL APPLICATION

Systematic Withdrawal Program: A shareholder whose Copley Fund, Inc. shares have a current value of $10,000 or more may initiate a program which provides for monthly payment of a fixed sum realized from the liquidation of shares.

See Prospectus for detailed explanation.

(PLEASE PRINT OR TYPE)

SYSTEMATIC WITHDRAWAL AMOUNT $_____________________________

MONTH TO BEGIN_____________________________________________

(Circle One) Monthly Quarterly Semi-Annually Annually

Check is to be made payable and sent to:

___________________________________________________________

Name

___________________________________________________________

Number and Street

___________________________________________________________

City State Zip

Sign Here __________________________ ______________________________

Signature of Individual Signature of Joint Tenant

Shareholder, Corporate

Officer, Trustee,

Custodian, etc.

Signatures

__________________________ Guaranteed_____________________

Title of Corporate Officer Authorized Signature

or Capacity of Fiduciary

NOTE: If this application is being completed by a person or persons acting in a representative or fiduciary capacity or if the systematic withdrawal amount selected is $1,000.00 or more, the signature(s) must be guaranteed by a trust company or a commercial bank that is a member of the Federal Reserve

System or by a member firm of a domestic stock exchange or a member of the

National Association of Securities Dealers, Inc., or by a savings bank or a savings and loan association or credit union. Notarizations by a Notary

Public are not acceptable. Applications filed by a person(s) acting in a representative capacity, e.g., corporate officers, trustees, executors, etc.,

must accompany this application with evidence of their appointment and authority to act in form satisfactory to the Fund's transfer agent.

MAIL COMPLETED APPLICATION TO:

COPLEY FUND, INC.

c/o American Data Services, Inc.

PO Box 5536

Hauppauge, NY 11788-0132

FOR MORE INFORMATION

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semi-annual reports. To obtain free copies of any of these documents, or for shareholder inquiries, call Copley Fund, Inc. at 1-877-881-2751.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, DC 20549-0102.

The Fund's E-Mail address is coplx@mymailstation.com

The Fund's 1940 Act File is No. 811-2815

STATEMENT OF ADDITIONAL INFORMATION

COPLEY FUND, INC.

June 29, 2001

This Statement of Additional Information (SAI) is not a prospectus.

It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated June 29, 2001, which may be amended from time to time, contains the basic information you should know before investing in a fund. You should read the SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in Copley Fund,

Inc.'s Annual Report to Shareholders for the fiscal year ended February 28,

2001 are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report call the

Fund at (877) 881-2751.

TABLE OF CONTENTS

Purchase, Redemption and

Financial Statements ...................................... Appended

2

FUND HISTORY

The Fund was organized as a Massachusetts corporation on February 21, 1978 under the name of the Copley Fund, Inc. On June 30, 1982, the Shareholders

of the Fund approved a change of its name to the Copley Tax Managed Fund,

Inc. The name was changed back to the Copley Fund, Inc., effective March 11,

1987, pursuant to approval of the Shareholders on February 4, 1987. The

Fund was reorganized as a New York corporation on September 1, 1987 and as a

Florida Corporation on May 19, 1994.

INVESTMENT GOALS AND STRATEGIES

The primary investment goal of the Fund is the accumulation of dividend income and long-term capital appreciation. Income is sought primarily through investing in equity securities, primarily common stocks (including those listed on national securities exchanges and those traded in the national over-the-counter market), which are deemed to offer a possibility of attractive dividend returns.

Management intends that assets of the Fund will be kept fully invested,

except for reasonable amounts held in cash to meet current expenses or for temporary periods pending investment. However, when economic or market conditions warrant, the Fund, as a temporary defensive position, may invest part or all of its portfolio in investment grade bonds, securities issued by the U.S. Government and its agencies or instrumentality's, bankers'

acceptances or certificates of deposit. The Fund may invest its cash reserves in short-term municipal obligations, including tax, bond and revenue anticipation notes, construction loan and project financing notes, tax-exempt commercial paper and other municipal securities with maturities of less than 365 days. The Fund is diversified meaning that it does not concentrate its investments in any one industry.

RISKS

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond market as a whole.

INTEREST RATE RISK. To the extent the Fund invests in debt securities,

changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past.

These changes are likely to occur again in the future at unpredictable times.

REPURCHASE AGREEMENT RISK. These agreements are considered loans under the Investment Company Act of 1940. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of

3


the other party to the agreement. While the Manager acknowledges these risks,

it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

UTILITIES RISK. Historically, electric utility companies were required by state regulators to build and maintain generation plants, transmission and distribution lines, and other equipment. State regulators set the rates that the companies could charge customers to pay for these costs, spread over as much as 30 years. As the various states move away from the traditional regulatory model toward greater competitiveness among electric utilities, customers will be able to choose different electricity suppliers and will no longer pay for the equipment and facilities that were mandated by regulators, thus creating "stranded costs" for their former electricity suppliers. If states fail to enact legislation that permits electricity suppliers to recover their stranded costs, the financial position of these suppliers could be adversely affected, which could cause the value of the

Fund's holdings in such companies and its net asset value to fall.

TAX RISK. Because the Fund accumulates rather than distributes its income,

the Fund may be subject to the imposition of the Federal accumulated earnings tax (the "AET")(See "Taxation of the Fund" at page 6. The AET is imposed on a corporation's accumulated taxable income (the "ATI") for each taxable year at the rate of 39.6%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit (as discussed below). The dividends paid deduction and the accumulated earnings credit is available only if the Fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund, with the value of business assets and the earnings attributable thereto being included in the net assets of the Fund for all purposes. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes, although there can be no assurance, that under existing law the

Fund's operation of its active trade or business should be sufficient to enable the Fund to not be classified as a "mere holding or investment company" for purpose of the AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the Fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the Funds are deemed to be obligated or consumed by capital losses,

redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the internal Revenue Service.

The Internal Revenue Service has selected for examination the income tax return filed for the fiscal year ending February 28, 1999. This routine examination commenced in May 2001; the results of this examination are not known as this SAI is published.

In the event an accumulated earnings tax would be assessed against the Fund,

such assessment would decrease the net assets of the Fund and have a proportionate negative affect on each shareholder's account.

4


TAXATION OF THE FUND

Unlike most all other mutual funds, the Fund is taxed as a regular corporation under the Internal Revenue Code of 1986, as amended (the "Code").

Except to the extent hereinafter discussed the Fund retains all net investment income and realized capital gains, if any, to increase the Fund's assets. Consequently, shareholders are not individually liable for income taxes

4

associated with the operations of the Fund except upon sale of shares or the receipt of distributions.

The Fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 34% depending upon its taxable income. However, a 5%

additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000. Subject to specific limitations, the Fund is entitled to a deduction in computing its

Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the Fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance,

that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The Fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains that are expected to be realized at the Fund level. The Fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the Fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the Fund to utilize certain of the tax management techniques and strategies described in the prospectus. The Fund intends to evaluate continuously the operations of the Fund under current federal tax laws as well as various alternatives available.

OPERATING DIVISION

In an effort to enhance its performance and the profitability of an investment therein and to preserve and promote its primary investment objective in the context of the federal tax laws the Fund has engaged, on a limited basis, in the luggage and related products business. To facilitate the conduct of such an "operating business," the Fund's shareholders, on

February 4, 1987, approved changes in fundamental policy which expand the

Fund's ability to borrow money and make loans with respect to an active trade or business. The Fund can now borrow up to one-third of the value of its total net assets and extend credit to, or act as surety for, other persons or entities in connection with the conduct of any active trade or business, so long as the total exposure of the Fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the Fund, does not exceed 10% of the value of the Fund's total net assets. The shareholders also approved a fundamental policy designed to maintain the status of the Fund as a diversified investment company by limiting the value of any trade or business to 24% or less of the Fund's total assets and limiting the gross profit therefrom to 10% or less of the

Fund's total annual gross income. Investors should note that the fundamental policy changes do

5


not restrict the types of active trades or businesses into which the Fund can enter.

The revised borrowings policy allows the Fund to arrange credit for the effective conduct of the operating business, including the placement of orders for foreign manufactured products collateralized by letters of credit or similar documentary drafts. The Fund's ability to extend credit to, or act as surety for, others affords the Fund the opportunity to joint venture or otherwise participate in significant importing opportunities with other importers. Shareholders should be aware that joint ventures and participations, should they arise, will have risks inherent in them which may be different in character from normal business risks, such as casualty, breach of purchase contracts, warranty claims, and similar occurrences, associated with any active trade or business engaged in the purchase, sale, delivery and redelivery of goods. Thus, for example, joint ventures or participations will carry with them the risks of non-performance or inadequacy of the resources of joint venturer or participant. In addition, a joint venturer or participant, in all likelihood, will not be familiar with regulatory aspects of the Fund's business or its fundamental policies, thereby requiring the Fund to police carefully the activities of other ventures or participants to assure that activities or commitments binding upon the Fund are not undertaken by another venturer which interfere with the attainment of the Fund's primary investment objective or which contravene the Fund's fundamental policies or the Investment Company Act of 1940, as amended (the "Act"). (References to the Act herein should not be interpreted or construed as indicating that the Securities and Exchange Commission has determined that the Fund's Management has acted in compliance with the provisions thereof or has, in any way supervised the Fund's Management or its investment practices or policies.) In light of the Fund President's 40 years of experience in the luggage and related products business, including the importation of such goods, Management believes that the Fund will be successful in formulating policies and guidelines governing the undertaking of any such ventures or participations which will ameliorate, if not eliminate, the additional risks to a degree sufficient to allow the Fund to undertake appropriate joint ventures or participations with confidence that the risks inherent therein will be consistent and consistent with the Fund's fundamental policies, the Act and the continued achievement of the Fund's primary investment objectives. If a joint venture is structured as a partnership, the Fund will not serve as a general partner and, in serving as a limited partner, will not assume liability which, in Management's view, is unreasonable in light of the scope of the Fund's partnership interest. In addition to the risks outlined above, the Fund's operating business, to the extent that it entails the importation of foreign products, may be affected by unfavorable monetary exchange rates making foreign imports less competitive with domestic products and thus less attractive to American consumers.

Without the Fund's entry into an operating business, Management believes that the Fund may have been forced to make taxable distributions to its Shareholders in contravention of its investment objectives in order to avoid or limit its potential accumulated earnings tax liability. While there can be no assurance that the conduct of the operating business will either eliminate or minimize the risk that the Fund will be subject to the accumulated earnings tax, management believes that the operating business will prove lucrative to the Fund.

FUNDAMENTAL POLICIES

Copley Fund has adopted the following restrictions as fundamental policies.

This means that they may only be changed if approved by (i) more than 50%

of the Fund's outstanding shares or (ii) 67% or more of the Fund's

6


shares present at a shareholder meeting if more than 50% of the Fund's shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

(1) Issue any senior securities;

(2) Except for (a) temporary, extraordinary or emergency purposes,

or (b) in connection with the conduct of any active trade or business at any time conducted by the Fund consistent with Fundamental Policy 13 of the

Fund, borrow money, and then only from banks (for purposes of the foregoing

Clause (b), including but not necessarily limited to the establishment and maintenance of credit facilities, e.g., letters of credit, documentary drafts, or demands for payment) and in amounts not in excess of 33 1/3% of the value of its total net assets taken at the lower of cost or market. If,

due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund, within three (3) days (not including Sundays or holidays) will reduce its borrowings to the extent that its asset coverage of such borrowings shall be at least 300%. This borrowing provision is not for investment leverage per se but solely to facilitate orderly operation of any active trade or business of the Fund at any time being operated consistent with Fundamental Policy 13 and to facilitate management of the portfolio by enabling the Fund to meet redemption requests at times when the liquidation of portfolio securities is inconvenient or disadvantageous;

(3) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain Federal securities laws;

(4) Concentrate its investment in any particular industry, but, if deemed consistent with the Fund's investment objectives, up to 25% of its assets may be invested in any one industry. However, for temporary defensive purposes, the Fund may at times invest more than 25% of the value of its assets in cash or cash items (including bank demand deposits); securities issued or guaranteed by the United States government, its agencies or instrumentality's, or instruments secured by money market instruments;

(5) Engage in the purchase or sale of interests in real estate;

(6) Purchase or sell commodities or commodities future contracts;

(7) Make loans to other persons; provided, however, that (i) the purchase of a portion of an issue of publicly distributed bonds or debentures and money market instruments (within the limits described in Fundamental

Policy 4) will not be considered the making of a loan; and (ii) the Fund, in connection with any trade or business of the Fund at any time conducted consistent with Fundamental Policy 13, may extend credit to, or act as surety for, any other person, so long as the total exposure of the Fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the Fund, does not at any one time exceed 10% of the value of the Fund's total net assets; and provided further that in applying

Fundamental Policy 2, the Fund shall treat any extensions of credit or suretyship arrangements at the time outstanding as a borrowing subject to the limitations of Fundamental Policy 2.

(8) Investment in securities of other investment companies, except in connection with a merger, consolidation, combination or similar transaction with another investment company;

7


(9) Make investments on margin, except such short-term credits as are necessary for the clearance of transactions;

(10) Make short sales of securities;

(11) Make investments for the purpose of exercising control of management;

(12) Purchase or retain, longer than reasonably necessary for proper disposal thereof, any securities of an issuer if the officers and directors of the Fund or its adviser, own individually more than one percent of the securities of such issuer, or together own more than five percent of the securities of such issuer; or

(13) Engage in one or more active trades or businesses, if the assets of the Fund constituting such trades or businesses, exceed, in the aggregate,

24% of the value of the Fund's total assets, or during any taxable year of the Fund, the gross income of the Fund attributable to such active trades or businesses represents, in the aggregate, more than 10% of the gross profit

(gross revenues less cost of goods sold) of the Fund for Federal income tax purposes; provided, however, that if due to market fluctuations or other reasons, the value of the Fund's assets constituting such active trades or businesses exceeds 24% of the value of the Fund's total assets or the gross income of the Fund for any tax year attributable to such active trades or businesses is reasonably expected to exceed 10% of the gross profit of the

Fund for such tax year, the Fund will take steps to divest itself of, or otherwise curtail such active trades or businesses, to cause the same to comply with the foregoing percentages.

DIRECTORS AND OFFICERS OF THE FUND

Copley Fund, Inc. has a board of directors. The board is responsible for overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers who are responsible for administering the day to day operations. The board also monitors the Fund to ensure no material conflicts exists.

The following is a list of the Directors and Officers of the Fund, none of whom are related by family, and their principal occupations during the past five years.

Position(s) held Principal Occupation(s)

Name and Address with the Fund__ During Past Five Years

Irving Levine*(Age 79) Chairman of the President, Treasurer and a

315 Pleasant Avenue Board of Directors Director of Copley Financial

Fall River, MA and President Services Corp. since 1978;

Treasurer and a Director of

Voyager International, Inc.,

an importer of luggage and

related products (1981-1991);

a Director of Franklin Holding

Corp.(an operating investment

company)since March, 1990;

Chairman of the Board and

Treasurer of Stuffco

International, Inc., a ladies

handbag processor and retail

chain operator, since

8


February, 1978; a Director of

Rexnord, Inc., a machinery

components manufacturer,

since April, 1987 until April

1998. Director of US Energy

Systems, Inc. since 2000.

Albert Resnick, M.D.(78) Director Physician since 1948; Chair-

5300 Ocean Blvd. man of Division of Medicine

Sarasota, FL 34242 of Union Truesdale Hospital,

Fall River, Massachusetts

from 1976 to February, 1982;

Chairman of Board of Health,

Fall River, Massachusetts

from 1977 to February, 1982;

and Trustee and Member of

Financial Committee of

Charlton Memorial Hospital

since 1986 to 1989.

Kenneth Joblon (53) Director President, Brittany Dying &

1357 E. Rodney French Blvd. Printing Corp., New

New Bedford, MA 02744 Bedford, MA

New Bedford, MA 02744

Burton S. Stern (75) Director Private Investor;

110 Sunset Avenue

Palm Beach, FL 33480

Eileen F. Joinson*(53) Clerk-Treasurer Clerk-Treasurer of the Fund

315 Pleasant Avenue since 1980; Clerk and

Fall River, MA 02721 Office Manager of Stuffco

International, Inc., a

ladies handbag processor,

since 1978.

_______________

*Interested persons, as defined under Section 2(a)(19) of the Investment

Company Act of 1940, as amended.

REMUNERATION OF MANAGEMENT AND OTHERS

No officer, director or any affiliated person of the Fund received from the

Fund during the fiscal year ending February 28, 2001 remuneration for service rendered in any capacity in excess of $60,000. The only remuneration, direct or indirect, to officers and directors of the fund during the fiscal year ended February 28, 2001 aggregated $23,203 in directors' fees.

COMPENSATION RECEIVED FROM THE FUND

AS OF FEBRUARY 28, 2001

TABLE

Pension or

Aggregate Retirement Estimated

Compensation Benefits Annual Total

From the Fund Accrued as Benefits Compensation

Part of Fund Upon Retirement From Fund

Expenses

--------------------------------------------------------------------------------

Irving Levine $10,000 0 0 10,000

Albert Resnick, MD 6,868 0 0 6,868

9


Kenneth Joblan 9,585 0 0 9,585

Burton Stern 6,000 0 0 6,000

Eileen Joinson 0 0 0 0

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund is controlled by Mr. Irving Levine who is the Chairman of the Board

of Directors and President of the Fund. Mr. Levine is also the sole stockholder, President, Treasurer and a director of Copley Financial

Services Corporation.

On June 1, 2001, there were 2,064,858 shares of the Fund outstanding. The following table sets forth certain information regarding those persons who own of record or are known to the Fund to own of record or beneficially 5%

or more of the shares as of June 1, 2001, as well as the number of shares owned by the officers and directors of the Fund as a group without naming them.

Number of Shares

Name and Address of Owned of Record Percent

Beneficial Owner or Beneficially of Class

9


Irving Levine (1) 190,885 9.24%

120 Hillside Avenue

Rehoboth, MA 02769

All Officers and Director 257,875 10.48%

as a Group (4 Persons)

______________

(1) Includes 40,866 shares (1.8%) owned by Bernice H. Levine, Mr.

Levine's wife; 21,000 shares owned by Peter H. Bardach, who has given Mr.

Levine investment and voting power over such shares; 6,203 shares owned by

Cliff Drysdale who has given Mr. Levine investment and voting power over such shares; 8,072 shares owned by Jeffrey Josef Steiner, who has given Mr.

Levine investment and voting power over such shares; 44,160 shares owned by

Stuffco International, Inc. an "affiliate" corporation controlled by Mr.

Levine; and 16,663 shares owned by Copley Financial Services Corp., a corporation wholly owned by Mr. Levine, in all of which the exception of those owned by Stuffco International, Inc. and Copley Financial Services

Corp., Mr. Levine disclaims any beneficial interest.

INVESTMENT ADVISER

THE ADVISER

Copley Financial Services Corporation, a Massachusetts corporation ("CFSC"),

315 Pleasant St., Fall River, Massachusetts 02721, serves as Investment

Adviser to the Fund, pursuant to an Investment Advisory Contract dated

September 1, 1978.

CFSC is registered under the Investment Advisers Act of 1940, as amended,

and it was incorporated in February, 1978. CFSC presently has no investment advisory clients other than the Fund; however, CFSC may act as an investment adviser to other mutual funds in the future. CFSC is controlled by Irving

Levine who is President, Treasurer and Chairman of the Board of Directors of

CFSC, as well as its one hundred percent (100%) stockholder. Mr. Levine also controls the Fund and serves as the Chairman of the Board of Directors and

President. This dual capacity could lead to conflicts of interest between

Mr. Levine and the Fund or CFSC, as the case may be. It should be understood that CFSC's resources are limited, and, at the present

10


time, Mr. Levine is its only employee. All final investment decisions are made by Mr. Levine.

The directors and principal executive officers of Copley Financial Services

Corporation, in addition to Mr. Levine, are: Cliff Drysdale, Director;

Jeffrey J. Steiner, Director; and Stephen L. Brown, Director.

CODE OF ETHICS

The Fund and its investment advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. These codes of ethics can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information of the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The codes of ethics are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

ADVISORY SERVICES AND FEES

Under the Investment Advisory Contract between the Fund and CFSC, CFSC provides the Fund with investment advice, research and statistical and other factual information and manages and supervises the Fund's portfolio of investments. In performing these functions, CFSC (i) uses its best efforts to present a continuing and suitable investment program which is consistent with the investment objectives of the Fund; (ii) furnishes the Fund with information and reports regarding the securities in the portfolio and proposed additions to the portfolio; (iii) supervises the Fund's relationship with its Custodian, Transfer Agent, auditors, lawyers and any governmental agencies having jurisdiction over the Fund; and (iv) furnishes the Fund with certain office space and secretarial and clerical assistance as may be necessary to perform the forgoing functions. CFSC has no responsibility for advising the Fund as to the conduct of the operating business, that function being the sole and exclusive province of the Board of Directors.

CFSC receives an annual investment advisory fee for its services rendered to the Fund. The fee is based upon a percentage of the Fund's daily net assets computed without regard to the assets of the operating business (the assets upon which the fee is computed being hereinafter referred to as the

"net securities assets") and is calculated daily and paid monthly as follows:

(1) 1.00% of the first $25,000,000 of average daily net securities assets;

(2) 0.75% of the next $15,000,000 of average daily net securities assets; and

(3) 0.50% of the average daily net securities assets in excess of

$40,000,000.

In the past CFSC has voluntarily waived up to one-half of the investment advisory fee charged to the Fund. CFSC is under no obligation to waive any part of its fee, and there can be no assurance that it will do so in the future. However, shareholders will be given thirty days written notice prior to cessation of such practice.

11


Pursuant to the Investment Advisory Contract, the investment advisory fees earned by CFSC during the Fund's fiscal years ending February 28, 1999,

February 29, 2000, and February 28, 2001 were $601,300, $594,978 and $559,851 respectively, but CFSC actually received only $541,300, $534,978 and $499,851 respectively. Receipt of the balance of the fees earned (totaling $60,000 was waived.

PORTFOLIO TRANSACTIONS

The Manager selects brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the Manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the Manager and the broker executing the transaction.

The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The Manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless,

in the opinion of the Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The Manager may pay certain brokers commissions that are higher than those another broker may charge, if the Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Manager's overall responsibilities. The services that brokers may provide to the Manager include, among others,

supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data,

quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the Manager in carrying out its overall responsibilities.

Since most purchases by U.S. Government Securities Series are principal transactions at net prices, U.S. Government Securities Series incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price.

Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

12


It is not possible to place a dollar value on the special executions or on the research services the Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the Manager to supplement its own research

and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. If the Funds'

officers are satisfied that the best execution is obtained, the sale of

Fund shares may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

CAPITAL STOCK

The Fund has 5,000,000 authorized common shares (par value $1.00 per share).

These shares, upon issuance, are fully paid and nonassessable, are entitled to one vote per share and a fractional vote equal to the fractional share held, are freely transferable and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Shareholders have no preemptive,

conversion or cumulative voting rights. On June 29, 1983, the Shareholders approved a 1 for 3 reverse stock split for all shares outstanding at the close of business on such day.

CUSTODIAN AND TRANSFER AGENT

Fleet Investment Services, Providence, RI serves as the Fund's Custodian.

American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132

serves as the Fund's transfer agent, registrar, dividend disbursing agent,

dividend reinvestment agent, accounting and pricing agent, and agent for the administration of shareholder accounts.

LEGAL COUNSEL

Certain legal matters in connection with the shares offered hereby have been passed upon for the Fund by Messrs. Roberts & Henry, St. Michaels, MD,

Counsel for the Fund.

INDEPENDENT AUDITORS

The financial statements included in the Prospectus and this Statement of

Additional Information have been audited for the fiscal year ended February

28, 1992 through 2001 by Roy G. Hale, Certified Public Accountant. Financial

Statements for 1991 were audited by Grant Thornton (formerly Spicer &

Oppenheim). The principal business address of Roy G. Hale is 624 Clarks Run

Road, LaPlata, MD 20646.

PRICING, PURCHASE AND REDEMPTION OF SHARES

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 4:00 P.M. eastern time). The Fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is

13


closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market

System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the Manager.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service,

based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity)

and/or developments related to specific issues.

PURCHASE

Shares are continuously offered at current net asset value without payment of any sales charge or commission. Investors who purchase and redeem Fund shares through broker-dealers, banks and other institutions may be subject to fees imposed by those entities with respect to the services they provide.

To make an initial investment, a prospective investor should complete the investment application which appears at the end of the prospectus and forward it with a check for $1,000 or more, made payable to Copley Fund, Inc., c/o

American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132. If the

application is received, a confirmation indicating details of the transaction will be sent to the purchaser directly. If the application is rejected, the investor's check will be returned to him promptly. Investment checks are invested at the net asset value next determined after their receipt by the Fund.

The minimum initial investment of $1,000 will be waived when a group of employees in cooperation with its employer and the Fund purchases shares through a payroll deduction or other group purchase plan. Once an account

(individual or group) has been established, additional investments of $100 or more may be made at any time.

AS A CONDITION OF THIS OFFERING, IF A PURCHASE IS CANCELED DUE TO NONPAYMENT

OR BECAUSE A CHECK DOES NOT CLEAR, THE PURCHASER WILL BE RESPONSIBLE FOR ANY

LOSS THE FUND INCURS. If you are already a Shareholder, the Fund reserves the right to redeem shares from your account(s) to reimburse the Fund for any such loss arising from an attempt to purchase additional shares.

STOCK CERTIFICATES: The Transfer Agent will not issue stock certificates for your shares unless requested. In order to facilitate redemptions and transfers, most Shareholders elect not to receive certificates. The stock certificates are issued at no charge to the purchaser, but if a certificate is lost, the purchaser may incur an expense to replace it. This expense will be the cost of a bond which varies depending on the amount of shares involved.

14


CONFIRMATIONS: Upon receipt and acceptance by the Fund of an application for purchase of shares, the shares will be registered as designated by the purchaser in an open account. Purchases will be credited to the account in full and fractional shares, and a confirmation of each purchase will be sent to the Shareholder indicating the amount of the most recent purchase, the number of new shares acquired and the total number of shares left in the account. The confirmation is adequate evidence of the ownership of shares,

and redemptions and transfers of ownership may be accomplished without the use of share certificates.

REDEMPTION

An investor may redeem his shares by sending a written request for redemption signed by the investor and any co-owners. The request should be sent to

Copley Fund, Inc., c/o American Data Services, Inc., PO Box 5536, Hauppauge,

NY 11788-0132, and must include the name of the Fund and the investor's account number. Any certificates involved in the redemption must be surrendered with the request, endorsed with signature(s) guaranteed by a trust company or a commercial bank that is a member of the Federal Reserve System or a member firm of a domestic stock exchange or a member of the National

Association of Securities Dealers, Inc. or by a savings bank or a savings and loan association or credit union. Notarizations by a Notary Public are not acceptable. Requests for redemption of $1,000 or more from accounts for which no certificates have been issued, or redemptions by persons acting in a representative capacity, for example, corporate officers, trustees,

custodians, etc., must also present, with their redemption requests, evidence of appointment and authority to act, in form satisfactory to the transfer agent. Requests for redemptions to third party payee(s) must be signature guaranteed regardless of the size of the redemption request. Where signature guarantees are necessary, the redemption will not be effective until the proper guarantees are received, and the current net asset value applicable to the redemption will be that next computed after their receipt.

Within three business days after receipt of a request for redemption the Fund will redeem the shares at a price equal to the net asset value next computed after the receipt of the request. Requests received prior to 2 p.m. will be processed at the NAV at the close of that day. Requests received after 2 p.m. will be processed at the NAV at the close of the next day. Such current net asset value may be more or less than the investor's cost.

The right of redemption may be suspended or the date of payment postponed during periods; (i) when the New York Stock Exchange is closed, other than on weekends and holidays; (ii) when an emergency exists, as determined by the rules of the Securities and Exchange Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its current net assets; (iii) when, under conditions set forth in the rules and regulations or pursuant to an order of the Securities and Exchange Commission,

trading on the New York Stock Exchange is restricted or suspended; and (iv)

as the Securities and Exchange Commission may by order permit or require for the protection of investors. In case of a suspension of the right of redemption, a Shareholder who has tendered a certificate for redemption or,

if no certificate has been issued, has tendered a written request for redemption, may withdraw his request for redemption of his certificate from deposit. In the absence of such a withdrawal, he will receive payment of the current net asset value next determined after the suspension has been terminated.

The Fund has the right, exercisable at the discretion of the Board of

Directors and at any time after thirty (30) days written notice, to redeem shares of any Shareholder for their then current net asset value per share if

15


at such time the Shareholder owns shares having an aggregate net asset value of less than $500, provided that such reduction in net asset value below $500 is the result of withdrawals and not market fluctuations.

SYSTEMATIC WITHDRAWAL PROGRAM

Each Shareholder owning shares with an aggregate value of $10,000 or more shall have the right to redeem a portion of his shares in equal dollar amounts on a monthly basis. Such right may be exercised by delivery of a written election to so redeem to the Transfer Agent, accompanied by a surrender of all share certificates then outstanding in the name of such

Shareholder, properly endorsed by him. This plan may, and probably will,

involve the use of principal and, depending on the amount withdrawn, the investor's principal may eventually be depleted. No additional charge to the

Shareholder is made for this service. A sufficient number of shares will be liquidated at intervals (i.e., monthly or quarterly) at the then current net asset value attributable to such shares of the date of liquidation to meet withdrawals specified. Systematic withdrawals are processed on the twenty-fifth day of the month.

For tax purposes, withdrawal payments may not be considered as yield or income,

and investors are urged to consult their own tax advisors regarding the tax treatment of withdrawals.

An investor may terminate the plan at any time by delivering written notice to the Transfer Agent. If all shares held by the investor are liquidated at any time, the plan will terminate automatically. The Fund or its investment advisor may terminate the plan at any time after reasonable notice to the investor.

Investors making the requisite $10,000 investment in shares who wish to elect redemption under the Systematic Withdrawal Program should complete the

Systematic Withdrawal Application at the end of the prospectus and forward it to Copley Fund, Inc., c/o American Data Services, Inc., PO Box 5536,

Hauppauge, NY 11788-0132.

REDEMPTION IN KIND

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. However, the Fund is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 ( or 1% of the Fund's net assets if that is less) in any 90 day period. Securities delivered in payment of redemptions are valued at the same value assigned them in computing the net asset value per share. Shareholder receiving such securities generally will incur brokerage costs on their sales.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC.

Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows.

Regardless of the method used, past performance does not guarantee future

16


results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value.

The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees were made. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

It is calculated according to the SEC formula:

P(11+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical

$1,000 payment made at the beginning of

each period at the end of each period

CUMULATIVE TOTAL RETURN

Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period.

CURRENT YIELD

Current yield shows the income per share earned by a fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period.

Current Yield is obtained using the following SEC formula:

Yield = 2[(a-b+1)6-1]

______

cd

where:

17


a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during

the period that were entitled to receive dividends

d = the maximum offering price per share on the last day

of the period

VOLATILITY

Occasionally statistics may be used to show a fund's volatility or risk.

Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above)

to performance as reported by other investments, indices, and averages.

These comparisons may include, but are not limited to, the following examples:

Dow Jones( Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation

Average (20 transportation stocks), and the Dow Jones Utilities Average

(15 utility stocks involved in the production of electrical energy).

Standard & Poor's( Stock Index or its component indices - a capitalization-

weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund

Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -

analyzes price, current yield, risk, total return, and average rate of return

(average annual compounded growth rate) over specified time periods for the mutual fund industry.

18


Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price,

current yield, risk, and total return for mutual funds.

Financial publications: The Wall Street Journal, Business Week, Changing

Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

Consumer Price index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Morningstar - information published by Morningstar, Inc., including

Morningstar proprietary mutual fund ratings. The ratings reflect

Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

ADDITIONAL INFORMATION

This Statement of Additional Information does not contain all the information set forth in the Registration Statement and the exhibits relating thereto,

which the Fund has filed with the Securities and Exchange Commission,

Washington, D.C., under the Securities Act of 1933, as amended, and the

Investment Company Act of 1940, as amended, to which reference is hereby made.

19

ANNUAL REPORT February 28, 2001

COPLEY FUND, INC.

A No-Load Fund

COPLEY FUND, INC.

Copley Financial Services Corp. - Investment Manager

P.O. Box 3287, Fall River, Massachusetts 02722 508-674-8459

April 12, 2001

Dear Fellow Shareholder:

Last month Copley Fund, Inc. received two prestigious awards. Lipper, a recognized statistician of Mutual Funds, awarded us a Performance Achievement Certificate giving us a ranking of Number One in the "Specialty Diversified Equity Fund Division" for the past fifteen years (certificate enclosed).

The March issue of Consumer Magazine listed the top one hundred Funds which had the stamina to weather all sorts of markets. Copley Fund, Inc. is in the top one hundred.

The above surely gives credence to the philosophy, structure, and viability of Copley Fund, Inc. The collapse of the market in the calendar year 2000 was in sharp contrast to Copley Fund which gained 22 1/2%. At this writing nothing has changed market wise since we wrote our Semi-Annual Report September 30, 2000. The market is still in a state of collapse (Dow Jones - 7%, the Nasdaq - 25%) and Copley has a loss of 4% from January 1, 2001 till the present. Obviously, by the time you receive our report things might change. We do believe the market is now leveled and should perform in a reasonably even manner. As we have written many times, our Fund is not suited for the aggressive investor who wants to achieve huge gains in a short period of time. This entails huge risks as is evident during this period. The euphoria of huge gains or the trauma of huge losses should not and does not fit the profile of the average Copley investor.

Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings, good growth, and good dividends in increasing amounts. Thus our net asset value is floored by our dividends as we can not go below the basic yield of our portfolio re present interest rates. Also, the thrust of our dividends add to our net asset value every month.

Do keep in mind because we do not distribute dividends or capital gains we have on average a 3% difference of net asset value (after taxes to taxable accounts) than most other stock funds, i.e., if a fund has gained 13% and Copley Fund 10% the two funds are probably equal in the after tax return. Beginning sometime this year funds will have to show the after tax performance as well as the regular performance.

This investment approach which we believe gives us the least amount of risk of most stock funds has led to the following very respectable record.

1984* +23.9%(Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 - 8%

1988 +20%

1989 +16%(Including a reserve for taxes on unrealized gains)

1990 - 2%

1991 +18%

*Calendar Years

1

1992 +18%

1993 +10%

1994 -07%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 22.50%

2001 -5.49% (as of February 28, 2001)

We are continuing to expand our operating division with greater distributions of handbags and shoes. We are also exploring other avenues of expansion and look forward to greater contributions from operations.

Thus we are optimistic for the future of Copley Fund. We believe our sane and logical approach will result in continued increases in value with a minimum of risk.

Our thanks to our Board and our Shareholders for their support throughout our twenty-one years of operations.

Cordially yours,

/s/Irving Levine

Irving Levine

PRESIDENT

2

Copley Fund, Inc. Per Share Value

TABLE

CALENDAR YEARS ENDED DECEMBER 31, 2000

PERIOD ENDED FEBRUAARY 28, 2001

Year Per Share Value

1981 4.53

1982 5.43

1983 6.06

1984 7.51

1985 9.36

1986 11.00

1987 10.11

1988 12.12

1989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 39.94 (as of February 28, 2001)

3

INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2001,

and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the supplementary information for the year then ended. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based upon my audit.

I conducted my audit in accordance with generally accepted auditing standards.

Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2001, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 28, 2001, the results of its operations and its cash flows, the changes in its net assets, and the supplementary information for the year then ended, in conformity with generally accepted accounting principles.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

April 25, 2001

4

COPLEY FUND, INC.

Portfolio of Investments

February 28, 2001

Number of

Shares Value

COMMON STOCKS - 88.40%

BANKING - 4.56%

J.P. Morgan Chase & Company 37,000 $ 1,726,420

PNC Financial Services Group 30,000 2,085,000

___________

3,811,420

___________

CHEMICALS - 0.52%

DuPont (E.I.) deNemours & Company 10,000 436,900

___________

DIVERSIFIED UTILITY COMPANIES - 10.27%

Alliant Energy Corp . 30,000 $ 990,000

CMS Energy Corp. 20,000 591,000

Dominion Resources, Inc. 30,000 1,966,800

FPL Group 55,000 3,577,750

TXU Corp. 21,000 866,040

__________

8,584,590

__________

DRUG COMPANIES

Bristol Myers Squibb Co. 100,000 6,341,000

Pfizer, Inc. 30,000 1,350,000

___________

7,691,000

___________

ELECTRIC AND GAS - 12.29%

American Electric Power 55,000 2,614,700

Cinergy 25,000 815,750

First Energy Corp. 40,000 1,126,800

Kansas City Power & Light Co. 40,000 1,044,400

Progress Energy, Inc. 40,000 1,730,400

Progress Energy, Inc. (Rights) 35,000 19,076

SCANA, Corp. 50,000 1,360,500

Sempra Energy, Inc. 35,000 782,250

Western Resources, Inc. 8,511 210,562

Xcel Energy, Inc. 20,000 564,000

___________

$10,268,438

-----------

The accompanying notes are an integral part of the financial statements.

5

COPLEY FUND, INC.

Portfolio of Investments

February 28, 2001

(Continued)

Number of

Shares Value

_________ ------

ELECTRIC POWER COMPANIES - 12.74%

Allegheny Energy, Inc. 45,000 2,135,250

Ameren Corporation 25,000 1,054,250

DTE Energy Co. 55,000 1,997,050

Excelon Corporation 11,600 758,292

Nstar 16,242 660,237

PP & L Corp. 50,000 2,284,500

Potomac Electric Power Co. 20,000 448,000

Southern Company 25,000 773,750

___________

10,111,329

-----------

GAS UTILITIES & SUPPLIES - 7.78%

Delta Natural Gas Co. 15,000 279,375

Energy East Corp 36,898 693,682

Keyspan Energy Corp 40,000 1,558,000

New Jersey Resources Corp 25,000 956,500

Northwest Natural Gas Co. 30,000 733,500

Peoples Energy Corp. 35,000 1,370,250

WGL Holdings, Inc. 33,000 903,540

___________

6,494,847

HYDRO ELECTRIC - 1.54%

IDA Corp 35,000 1,288,000

___________

INSURANCE - 2.44%

Gallagher, Arthur J. & Company 80,000 2,042,400

-----------

MANUFACTURING - 0.67%

Ford Motor Company 20,000 556,200

___________

OILS - 9.95%%

BP Amoco PLC 25,500 1,264,800

Exxon-Mobile Corp. 53,043 4,299,135

Sunoco 25,000 831,000

Texaco, Inc. 30,000 1,923,000

-----------

$ 8,317,935

The accompanying notes are an integral part of the financial statements.

6

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2001

(Continued)

Number of

Shares Value

--------- --------

RETAIL - 1.20%

Wal-Mart Stores, Inc. 20,000 1,001,800

-----------

TELEPHONE - 15.88%

Bell South Corp. 20,000 839,200

Qwest Communications, Inc. 43,233 1,598,324

SBC Communications, Inc. 118,946 5,673,724

Verizon Communications, Inc. 104,232 5,159,484

-----------

$13,270,732

___________

Total Common Stocks (Cost $33,788,074) $73.875.591

PREFERRED STOCK - 0.57%

Franklin PR (Cost $475,000) 4,750 475,000

___________

Total value of investments (Cost $33,788,074) 74,350,591

Excess of cash and other assets over liabilities 9,222,905

-----------

NET ASSETS $83,573,496

The accompanying notes are an integral part of the financial statements.

7

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28,2001

Assets

Investments in securities, at value

(identified cost $33,788,074)(Note 1) $74,350,591

Cash 9,143,093

Receivables:

Subscriptions $ 6,032

Securities Sold 143,495

Trade (Notes 5 & 6) 32,406

Dividends and interest 239,370 421,303

----------

Inventory (Notes 1, 5, & 6) 386,430

Prepaid Expenses 156

------------

Total Assets 84,301,573

Liabilities

Payables:

Redemptions 58,134

Trade 29,681

Accrued income taxes - current 458,612

Accrued expenses 38,365

Deferred income taxes (Notes 1 & 2) 143,285

----------

Total Liabilities 728,077

Commitments and Contingencies (Note 7)

Net Assets $ 83,573,496

============

Net assets consist of:

Capital paid in $ 13,129,726

Undistributed net investment and

operating income 26,250,702

Accumulated net realized gain on

investment transactions 3,630,551

Net unrealized appreciation in value

of investments (Note 2) 40,562,517

------------

Total $83,573,496

============

Net Asset Value, Offering and Redemption

Price Per Share (2,092,346 shares of

$1.00 par value capital stock outstanding) $ 39.94

============

The accompanying notes are an integral part of the financial statements.

8

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2001

INVESTMENT INCOME (Note 1)

Income

Dividends $ 2,677,233

Interest 396,725

-----------

Investment income $ 3,073,958

Expenses

Investment advisory fee (Note 5) 559,851

Professional fees 80,401

Custodian fees 34,292

Shareholder servicing costs 15,849

Printing 18,194

Postage and shipping 8,880

Accounting and pricing service costs 77,792

Directors fees 23,203

Blue Sky fees 12,865

Telephone 1,906

Insurance 36,500

Office expense and miscellaneous 3,293

-----------

Investment expenses 873,206

Less: Investment advisory

fee waived 60,000 813,206

----------- -----------

Net investment income

before income taxes 2,260,752

OPERATING PROFIT (Notes 2, 5, & 7)

Gross profit 45,423

Less: Operating expenses 31,371

-----------

Net operating profit before

income taxes 14,052

NET INVESTMENT AND OPERATING INCOME

BEFORE INCOME TAXES 2,274,804

Less provision for income taxes (Notes

2 and 7) 168,834

Net investment and operating

income 2,105,970

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized gain from investment transactions

during the year 5,232,301

Increase in unrealized appreciation of

investments during current period 10,544,624

-----------

Net realized and unrealized gain/loss

on investments 15,776,925

NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS $17,882,895

===========

The accompanying notes are an integral part of the financial statements.

9

COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

February 28, February 29,

2001 2000

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment and operating income $ 2,105,970 $2,389,583

Net realized gain (loss) on investment

transactions 5,232,301 974,868

Net change in unrealized appreciation

on investments 10,544,624 (8,033,996)

----------- -----------

Increase (decrease) in net assets

resulting from operations 17,882,895 (4,669,545)

NET EQUALIZATION (DEBITS) CREDITS (Note 1) (2,756,929) (6,428,889)

CAPITAL SHARE TRANSACTIONS (Note 3)

Increase (decrease) in net assets

resulting from capital share transactions (3,275,078) (4,270,627)

------------ ------------

Total increase (decrease) in net

assets 11,850,888 (15,369,061)

NET ASSETS

Beginning of year 71,722,608 87,091,669

----------- -----------

End of Year (including undistributed

net investment and operating income

of $26,250,702 and $26,901,661,

respectively) $83,573,496 $71,722,608

The accompanying notes are an integral part of the financial statements.

10

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Year Ended February 28, 2001

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 3,005,337

Proceeds from disposition of long-term

portfolio investments 31,091,643

Receipts from customers 376,764

Payments of taxes, net (80,139)

Expenses paid (822,134)

Purchase of long-term portfolio investments (20,383,473)

Payments to suppliers (423,337)

------------

Net cash provided by operating activities 12,764,661

============

Cash flows provided by financing activities

Fund shares sold 1,821,656

Fund shares repurchased (7,791,943)

------------

Net cash used by financing activities (5,970,287)

============

Net increase in cash 6,794,374

Cash at beginning of year 2,348,719

------------

Cash as of February 29, 2000 $ 9,143,093

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting

from operations $17,882,895

-----------

Increase in investments (4,932,905)

Increase in dividends and interest receivable (62,123)

Decrease in receivables from customers 46,868

Increase in inventory (122,038)

Increase in receivables for securities sold (143,495)

Increase in income taxes payable 153,768

Increase in other assets (156)

Increase in accrued expenses (58,153)

-----------

Total adjustments (5,118,234)

-----------

Net cash provided by operating activities $12,764,661

===========

The accompanying notes are an integral part of the financial statements.

11

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the

Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.

12

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 168,834

Deferred tax liability................. 321,278

----------

$ 490,112

==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $541,533, consisting of $143,285 accumulated general liability and a cumulative alternative minimum tax carryover of $398,428. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation will not be subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current year, the regular federal tax liability was reduced by $988,152 and the state tax liability was reduced by $70,201 due to alternative minimum tax carryovers.

The Fund has no accumulated capital loss carry forwards.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal guidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc.

has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 28, 2001 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

February 28, 2001 February 29, 2000

Shares Amount Shares Amount

Shares sold 46,959 $ 1,821,853 51,710 $ 1,874,660

Shares repurchased (218,604) (7,853,663 (333,009) (12,574,176)

--------- ------------ --------- -------------

Net Change (171,645) (6,032,007) (281,299) $(10,669,516)

========= ============ ========= =============

The accompanying notes are an integral part of the financial statements.

13

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $20,391,147 and $31,235,138,

respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 28, 2001, the fee for investment advisory service totaled $559,851, less fees of $60,000 voluntarily waived.

Also, during the period unaffiliated directors received $23,203 in directors'

fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $111,965 during the period.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit is available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the

Fund will not be held liable for the accumulated earnings tax by the

Internal Revenue Service.

The accompanying notes are an integral part of the financial statements.

14

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance)

for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Ten Year Cumulative Return

1991 1992 1993 1994 1995 1996 1997 1998 1999 2000

Copley Fund, Inc. 11,070 14,457 14,081 14,433 17,015 18,354 22,420 23,621 22,185 27,955

S&P 500 Index 11,811 14,882 15,478 16,598 22,259 27,100 36,142 45,781 51,269 46,071

Wilshire 5000 11,738 12,543 13,625 13,284 17,722 21 071 27,224 33,132 40,454 43,522

Assumes $10,000 invested on January 1, 1991 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total

Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders.

Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

15

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history.

It is based upon a single share outstanding throughout each fiscal year

(which ends on the last day of February).

Year Ended

February February February February February

28, 2001 29, 2000 28, 1999 28, 1998 28, 1997

Net asset value,

Beginning of year $ 31.68 $ 34.22 $ 32.48 $ 26.59 $ 24.65

Income (loss) for

Investment operations

Net investment income(loss) 0.97 1.06 1.01 0.90 0.96

Net gains(losses) on securities

(both realized and unrealized) 7.29 (3.50) 0.73 4.99 0.96

Total investment operations 8.26 (2.54) 1.74 5.89 1.94

Net asset value, end of year $ 39.94 $ 31.68_ $ 34.22 $ 32.48 $ 26.59

Total Return 28.07% (7.42)% 5.36% 22.15% 7.87%

Net Assets, last day of

February (in thousands) 83,673 71,723 87,092 82,713 74,298

Ratio of expenses to average

Net assets 1.04% 1.06% 0.97% 0.95% 1.00%

Ratio of net income(loss) to

Average net assets 2.68% 3.01% 2.98% 3.00% 3.61%

Portfolio Turnover 26.28% 6.77% 2.49% 43.01% 9.15%

16

COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 2001

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

American Data Services, Inc.

PO Box 5536

Hauppauge, NY 11788-0132 COPLEY FUND, INC.

Tel. (877) 881-2751 A No-Load Fund

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646

PART C OTHER INFORMATION

Item 24 Financial Statements and Exhibits

(a) Financial Statements:

Part I

Included in Part A: Per Share Income and Capital Changes for

each of the five years in the period ending February 28, 2001.

Included in Part B: Statement of Assets and Liabilities as of

February 28, 2001; Portfolio of Investments as of February 28,

2001; Statement of Operations for the year ended February 28,

2001; and Statement of Changes in Net Assets for each of the two years in the period ended February 28, 2001.

(b) Exhibits:

(a) Articles of Organization of Copley Fund, Inc. (incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A as filed with the SEC on June 1, 2000. ("Post-Effective Amendment No. 26").

(b) By-Laws of Copley Fund, Inc. (incorporated by reference to Post-Effective Amendment No. 26).

(c) Instruments Defining Rights of Security Holder. Not

Applicable.

(d) Investment Advisory Contract, dated September 1, 1978, by and between the Copley Trust (formerly Steadman Tax-Sheltered Trust and now Copley Fund, Inc.) and Copley Financial Services Corp., a Massachusetts corporation (incorporated by reference to Post-Effective Amendment No. 26).

(e) Distribution Agreement - Not Applicable.

(f) Bonus or Profit Sharing Contract - Not Applicable.

(g) Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 26).

(h) Transfer Agency Agreement incorporated by reference to Post-Effective Amendment No. 26).

(i) Legal Opinion. Filed herewith.

(j) Consent of Independent Auditor. Filed herewith.

(k) Omitted Financial Statements. Not Applicable.

(l) Initial Capital Agreements. Not Applicable.

(m) Rule 12b-1 Plan. Not Applicable

(n) Financial Data Schedule. Not Applicable.

(o) Rule 18f-3 plan. Not Applicable.

(p) Code of Ethics (incorporated by reference to Post-Effective Amendment No. 26).


Item 25. Persons Controlled by or Under Common Control With Registrant

________________

Irving Levine

________________________________ ______________________

Copley Financial Services, Inc. Stuffco, Inc.

(1) (3)

________________________________

Copley Fund, Inc.

(2)

(1) See "Investment Adviser - The Adviser" in the Statement of Additional

Information.

(2) See "Control Persons and Principal Holders of Securities" in the

Statement of Additional Information.

(3) Mr. Levine owns 100% of the outstanding capital stock of this

Massachusetts corporation, which is engaged in the business of processing ladies handbags, owns a chain of retail stores, and he also serves as Chairman of the Board of Directors and Treasurer thereof.

Item 26. Number of Holders of Securities

Title of Number of Record

Class Holders as of 6/1/01

Common Stock 2,649

Item 27. Indemnification

The Articles of Organization of the Fund provide that each director and officer shall be indemnified by the Fund against liabilities, fines,

penalties and claims imposed upon or asserted against him (including amounts paid in settlement) by reason of having been such a director or officer,

whether or not then continuing so to be, and against all expenses (including counsel fees) reasonably incurred by him in connection therewith, except in relation to matters as to which he shall have been finally adjudicated in any proceeding guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of such an adjudication in any such proceeding or in the absence of a settlement thereof, no indemnification shall be permitted unless there is first obtained a determination by independent legal counsel to the effect that, based upon a review of the facts, the officer or director seeking indemnification is not guilty of willful misfeasance, bad faith,

gross negligence or reckless disregard of the duties involved in the conduct of his office. "Independent legal counsel" shall not include counsel for the Fund, its investment adviser, its principal underwriter,

if any, or persons affiliated with the Fund or such adviser or underwriter.

"Director" or "officer" includes every director or officer or former director or officer of the Fund and every person who may have served at its request as a director or officer or other official serving in an equivalent capacity for another corporation or unincorporated business entity in which the Fund owns shares of stock or has an equity interest or of which it is a creditor or, in the case of non-stock corporation, to which the Fund contributes. Such terms also include personal representatives. The indemnity rights granted by the Fund's Articles of Organization are not deemed to be exclusive of other rights, if any, which such a director or officer may have under applicable law.

Insofar as indemnification for liabilities arising under the

Securities Act of 1933, as amended (the "Act"), may be permitted to directors,

officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director,

officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

Copley Financial Services Corp., the Fund's investment adviser

("CFSC"), is engaged in no other business. The following is a list of the directors and officers of CFSC and their business, profession or employment of a substantial nature during the past two fiscal years:

BUSINESS, PROFESSION AND EMPLOYMENT

NAME OF OFFICERS DURING PAST TWO FISCAL YEARS

AND DIRECTORS (INCLUDING COMPANY AND PRINCIPAL

ADDRESS)

Irving Levine, President President, Treasurer and a Director

Treasurer and Director of Copley Financial Services Corp.

since 1978; Chairman of the Board

and Treasurer of Stuffco International,

inc. a ladies handbag processor,

retail chain operator since February,

1978.

Eric Clifford Drysdale Professional tennis player and

Director sport's announcer.

Jeffrey Josef Steiner Chairman of the Board of Fairchild

Director Corporation, 110 E. 59th St., New

York, New York 10022.

Stephen L. Brown Chairman of the Franklin Corporation

Director and Chairman of S. L. Brown & Company,

New York, N.Y.

Kenneth Joblon President, Brittany Dyeing & Printing &

Director Corp., New Bedford, MA

Item 29. Principal Underwriters

None

Item 30. Location of Accounts and Records

With the exception of the minute book of Shareholders and Directors and files of all advisory material received from the investment adviser, which are maintained by the Fund at P. O. Box 3287,

Fall River, Massachusetts 02724, all other accounts, books or other documents required to be maintained by the Fund pursuant to

Section 31(a) of the Investment Company Act of 1940, as amended,

and Rules 31a-1 through 31a-3 thereunder, are maintained by Fleet

Bank, 111 Westminster Street, Providence, RI 02903 and American Data Services, Inc., PO Box 5536, Hauppauge, NY 11788-0132.

Item 31. Management Services

None

Item 32. Undertakings

The Fund hereby undertakes to provide each person to whom a

Prospectus is delivered a copy of the Fund's latest Report to

Shareholders upon request and without charge. This Report shall contain the information required by Item 5 of Form N1A.

S I G N A T U R E S

Pursuant to the requirements of the Securities Act of 1933 and the

Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(g) under the Securities Act of 1933 and has duly caused this

Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fall River, and

Commonwealth of Massachusetts, on the 20th day of June, 2001.

COPLEY FUND, INC.

By: /s/ Irving Levine

Irving Levine, President

Pursuant to the requirements of the Securities Act of 1933, this

Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE TITLE Date

/s/ Irving Levine Chairman of the Board 6/20/01

Irving Levine and President, Chief

Financial and Accounting

Officer

/s/ Albert Resnick, M.D. Director 6/20/01

Albert Resnick, M.D.

/s/ Burton S. Stern Director 6/20/01

Burton S. Stern

/s/ Kenneth Joblon Director 6/20/01

Kenneth Joblon